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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Life Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                  Fairfield, Ohio         May 11, 2007
------------------------------------   ---------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total          30

Form 13F Information Table Value Total     506,778
                                         (thousands)

List of Other Included Managers

     No.   File No.    Name

     01    028-10798   Cincinnati Financial Corporation


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
COLUMN 1                          COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF                VALUE   SHRS OR  SH / PUT /  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                      CLASS       CUSIP   (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS SOLE SHARED    NONE
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN             COMMON          01881G106  120,626 1,363,000 SH         SHARED-OTHER     01     -- 1,363,000   --
DEVELOPERS DIVERSIFIED REALTY COMMON          251591103   28,305   450,000 SH         SHARED-OTHER     01     --   450,000   --
DUKE ENERGY CORP              COMMON          26441C105   17,013   838,500 SH         SHARED-OTHER     01     --   838,500   --
DUKE REALTY CORP              COMMON          264411505   21,735   500,000 SH         SHARED-OTHER     01     --   500,000   --
EXXON MOBIL CORPORATION       COMMON          30231G102   19,315   256,000 SH         SHARED-OTHER     01     --   256,000   --
FIFTH THIRD BANCORP           COMMON          316773100   40,088 1,036,125 SH         SHARED-OTHER     01     -- 1,036,125   --
FIRST MERIT CORPORATION       COMMON          337915102    2,111   100,000 SH         SHARED-OTHER     01     --   100,000   --
FORTUNE BRANDS INC            COMMON          349631101    7,882   100,000 SH         SHARED-OTHER     01     --   100,000   --
GENERAL ELECTRIC CO           COMMON          369604103    3,536   100,000 SH         SHARED-OTHER     01     --   100,000   --
GLIMCHER REALTY TRUST         COMMON          379302102   24,318   900,000 SH         SHARED-OTHER     01     --   900,000   --
JOHNSON & JOHNSON             COMMON          478160104    7,533   125,000 SH         SHARED-OTHER     01     --   125,000   --
KAMAN CORP CV DEB             CONVERTIBLE DEB 483548AC7    1,849 1,826,101 PRN        SHARED-OTHER     01     --        --   --
KELLWOOD CORP                 CONVERTIBLE DEB 488044AF5    1,693 1,850,000 PRN        SHARED-OTHER     01     --        --   --
LINCOLN NATIONAL CORP         COMMON          534187109   10,169   150,000 SH         SHARED-OTHER     01     --   150,000   --
NATIONAL CITY CORPORATION     COMMON          635405103   59,899 1,608,032 SH         SHARED-OTHER     01     -- 1,608,032   --
NATIONAL RETAIL PPTYS INC     COMMON          637417106   17,780   735,000 SH         SHARED-OTHER     01     --   735,000   --
PARTNERRE LTD                 COMMON          G6852T105    3,278    47,828 SH         SHARED-OTHER     01     --    47,828   --
PFIZER INC                    COMMON          717081103    7,666   303,500 SH         SHARED-OTHER     01     --   303,500   --
PIEDMONT NATURAL GAS          COMMON          720186105      538    20,400 SH         SHARED-OTHER     01     --    20,400   --
PNC FINANCIAL SERVICES GROUP  COMMON          693475105   17,568   244,100 SH         SHARED-OTHER     01     --   244,100   --
PROCTER & GAMBLE CORPORATION  COMMON          742718109    6,632   105,000 SH         SHARED-OTHER     01     --   105,000   --
PRUDENTIAL PLC                PREFERRED       G7293H189    2,565   100,000 SH         SHARED-OTHER     01     --        --   --
SKY FINANCIAL GROUP INC       COMMON          83080P103    8,216   305,900 SH         SHARED-OTHER     01     --   305,900   --
SPECTRA ENERGY CORP           COMMON          847560109   11,014   419,250 SH         SHARED-OTHER     01     --   419,250   --
SYSCO CORP                    COMMON          871829107      846    25,000 SH         SHARED-OTHER     01     --    25,000   --
U S BANCORP                   COMMON          902973304    8,743   250,000 SH         SHARED-OTHER     01     --   250,000   --
WACHOVIA CORP                 COMMON          929903102    2,202    40,000 SH         SHARED-OTHER     01     --    40,000   --
WELLS FARGO & CO              COMMON          949746101   26,167   760,000 SH         SHARED-OTHER     01     --   760,000   --
WORLD COLOR PRESS INC CV DEB  CONVERTIBLE DEB 981443AA2    2,478 2,500,000 PRN        SHARED-OTHER     01     --        --   --
WYETH                         COMMON          983024100   25,015   500,000 SH         SHARED-OTHER     01     --   500,000   --

                                                         506,778


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